Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 25, 2015
Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2015
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
JNL/MELLON CAPITAL DOW INDEX FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital DowSM 10 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies. The Fund seeks to achieve its objective by investing in the common stocks of the thirty companies included in the Dow Jones Industrial Average (“DJIA”), with the weight of each stock in the Fund substantially corresponding to the weight of such stock in the DJIA.  The thirty companies are adjusted from time to time to confirm to periodic changes to the identity and/or relative weightings in the DJIA.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining DJIA portfolio securities.

JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL FINANCIAL SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Financial Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act, the Bank Holding Company Act of 1953, as amended, and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL OIL & GAS SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL GLOBAL 30 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Please note the following fund name changes:

Current Fund Name	New Fund Name
JNL/Mellon Capital DowSM 10 Fund	JNL/Mellon Capital DowSM Index Fund
JNL/Mellon Capital Global 15 Fund	JNL/Mellon Capital Global 30 Fund

Please delete all references in the prospectus to “Current Fund Name” and replace with “New Fund Name.”

Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Global 15 Fund under “Principal Investment Strategies,” please delete the first three paragraphs in their entirety and replace with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund seeks to achieve its objective by investing approximately equal amounts in the common stocks of certain companies which are components of the Dow Jones Industrial Average (“DJIA”), the Financial Times Ordinary Index (“FT30 Index”) and the Hang Seng Index.  The Fund consists of common stocks of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively, that have the highest dividend yields in their respective index.

The thirty companies are first selected on or about September 28, 2015 and then only once annually on each Stock Selection Date. The Stock Selection Date will be on or about January 1st of each year, with the first Stock Selection Date commencing on or about January 1, 2017.  The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for dividend reinvestment. The Sub-Adviser may also trade for mergers if the original stock is not the surviving company.

Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL NASDAQ 25 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL S&P 24 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.

JNL/MELLON CAPITAL S&P SMID 60 FUND
Risk Return Abstract	rr_RiskReturnAbstract
Strategy [Heading]	rr_StrategyHeading
In the section entitled, “Summary Overview of Each Fund” for the JNL/Mellon Capital Nasdaq® 25 Fund, JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital Communications Sector Fund, JNL/Mellon Capital Consumer Brands Sector Fund, JNL/Mellon Capital Healthcare Sector Fund, JNL/Mellon Capital Oil & Gas Sector Fund, and JNL/Mellon Capital Technology Sector Fund, under “Principal Investment Strategies,” please delete the third paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Certain provisions of the 1940 Act and the Internal Revenue Code may limit the ability of the Fund to invest in certain securities beyond a certain percentage. Any amount that cannot be allocated due to these limitations will instead be allocated among the remaining portfolio securities.